Supplement dated June 6, 2013
to the Statement of Additional Information (SAI), as supplemented, of each of the following funds:
Fund	SAI Dated
Columbia Funds Series Trust II Columbia Seligman Communications and Information Fund	6/1/2013
The information in Table 17. Portfolio Managers for the above mentioned fund has been superseded and replaced with the following:
Portfolio Managers. For funds other than money market funds, the following table provides information about the fund’s portfolio managers as of the end of the most recent fiscal period, unless otherwise noted. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.
Table 17. Portfolio Managers
Other Accounts Managed (excluding the fund)
Fund	Portfolio Manager	Number and Type of Account(a)	Approximate Total Net Assets	Performance Based Accounts(b)	Ownership of Fund Shares	Potential Conflicts ofInterest	Structure of Compensation
For funds with fiscal period ending May 31
Seligman Communications and Information	Paul Wick	8 RICs 4 other accounts	$2.32 billion $427.99 million	None	Over $1 million(c)	(2)	(20)
	Richard Parower	3 RICs 5 other accounts	$577.89 million $11.72 million	None	None
	Ajay Diwan(d)	3 RICs 5 other accounts	$806.95 million $0.65 million	None	None
	Shekhar Pramanick(e)	4 other accounts	$ 2.07 million	None	None
	Sanjay Devgan(e)	2 other accounts	$0.25 million	None	None

(a)	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
(b)	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(c)	Additionally, the portfolio manager holds investments in notional shares of the fund in an amount over $1,000,000.
(d)	The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of June 30, 2012.
(e)	The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of April 30, 2013.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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